RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Due to related parties	$ 175,000	$ 154,000
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due to related parties	(31,000)	0
Oniva International Services Corp. [Member]
Statement [Line Items]
Due to related parties	163,000	106,000
Directors [Member]
Statement [Line Items]
Due to related parties	$ 43,000	$ 48,000